Prepaid and Other Current Assets (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of prepaid and other assets
Prepaid consulting fees	$ 427,240	$ 181,849	$ 147,648
Prepaid compensation	348,309	311,090
Receivable from Target	15,502	34,475
Sundry prepaid expenses and other current assets	200,207	43,695	9,610
Subtotal	991,258	571,109	157,258
Less: non current portion	(358,620)	(213,797)
Prepaid and other current assets	$ 632,638	$ 357,312	$ 157,258